Offsets	Jun. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Delek US Holdings, Inc.
Form or Filing Type	S-8
File Number	333-287040
Initial Filing Date	May 07, 2025
Fee Offset Claimed	$ 3,828.11
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,900,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,004,000
Termination / Withdrawal Statement	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional securities that may be offered or issued pursuant to the Delek US Holdings, Inc. 2026 Long-Term Incentive Plan, as amended (the “2026 Plan”) as a result of adjustments for stock dividends, stock splits or similar transactions effected without receipt of consideration, that increase the number of outstanding shares of the common stock, par value $0.01 per share (the “Common Stock”) of Delek US Holdings, Inc. (the “Company”).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Delek US Holdings, Inc.
Form or Filing Type	S-8
File Number	333-271784
Initial Filing Date	May 09, 2023
Fee Offset Claimed	$ 4,006.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,838,087
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 36,357,360.86
Termination / Withdrawal Statement	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional securities that may be offered or issued pursuant to the Delek US Holdings, Inc. 2026 Long-Term Incentive Plan, as amended (the “2026 Plan”) as a result of adjustments for stock dividends, stock splits or similar transactions effected without receipt of consideration, that increase the number of outstanding shares of the common stock, par value $0.01 per share (the “Common Stock”) of Delek US Holdings, Inc. (the “Company”).
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Delek US Holdings, Inc.
Form or Filing Type	S-8
File Number	333-287040
Filing Date	May 07, 2025
Fee Paid with Fee Offset Source	$ 3,828.11
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Delek US Holdings, Inc.
Form or Filing Type	S-8
File Number	333-271784
Filing Date	May 09, 2023
Fee Paid with Fee Offset Source	$ 4,006.58